Schedule of Investments

ARK Innovation ETF

April 30, 2026 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–97.3%

Aerospace & Defense - 3.6%
Archer Aviation, Inc., Class A*	17,544,599	$100,705,998
BWX Technologies, Inc.	300,508	65,026,926
Kratos Defense & Security Solutions, Inc.*	1,080,866	68,148,602
Total Aerospace & Defense		233,881,526

Automobiles - 9.7%
Tesla, Inc.*	1,653,653	631,083,594

Biotechnology - 16.3%
Beam Therapeutics, Inc.*†	6,538,304	198,306,760
CRISPR Therapeutics AG (Switzerland)*†(a)	6,168,251	322,846,257
Intellia Therapeutics, Inc.*†(a)	9,902,541	133,486,253
Natera, Inc.*	369,404	76,156,328
Recursion Pharmaceuticals, Inc., Class A*(a)	21,733,974	75,199,550
Twist Bioscience Corp.*†	3,382,664	197,716,711
Veracyte, Inc.*	1,760,142	57,943,875
Total Biotechnology		1,061,655,734

Broadline Retail - 3.6%
Alibaba Group Holding Ltd. (China)(b)	451,541	59,549,227
Amazon.com, Inc.*	654,566	173,499,264
Total Broadline Retail		233,048,491

Capital Markets - 10.9%
Bullish (Cayman Islands)*(a)	3,990,648	150,567,149
Coinbase Global, Inc., Class A*	1,460,978	274,327,839
Robinhood Markets, Inc., Class A*	3,825,835	278,865,113
Total Capital Markets		703,760,101

Consumer Finance - 0.6%
SoFi Technologies, Inc.*	2,176,477	35,041,280

Electrical Equipment - 1.3%
X-Energy, Inc.*(a)	2,617,454	83,051,815

Entertainment - 7.5%
Brera Holdings PLC, Class B (Ireland)*†(a)	4,219,810	3,216,339
ROBLOX Corp., Class A*	3,607,025	199,324,202
Roku, Inc.*	2,407,993	280,675,664
Total Entertainment		483,216,205

Financial Services - 1.5%
Block, Inc.*	1,411,163	99,501,103

Health Care Equipment & Supplies - 0.3%
Cerus Corp.*	9,642,735	19,574,752

Health Care Providers & Services - 0.8%
GeneDx Holdings Corp.*	831,221	52,275,489

Interactive Media & Services - 3.1%
Alphabet, Inc., Class C	250,688	95,747,774
Baidu, Inc. (China)*(a)(b)	530,266	67,094,557
Meta Platforms, Inc., Class A	63,735	39,000,084
Total Interactive Media & Services		201,842,415
Investments	Shares	Value

IT Services - 7.2%
CoreWeave, Inc., Class A*	1,656,952	$184,915,843
Shopify, Inc., Class A (Canada)*	2,340,995	283,564,725
Total IT Services		468,480,568

Life Sciences Tools & Services - 9.2%
10X Genomics, Inc., Class A*†	6,786,735	149,647,507
Illumina, Inc.*	614,284	77,854,354
Pacific Biosciences of California, Inc.*	14,733,201	23,425,790
Tempus AI, Inc.*(a)	6,257,544	347,168,541
Total Life Sciences Tools & Services		598,096,192

Machinery - 1.2%
Deere & Co.	133,860	78,959,998

Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc.*	947,960	336,042,340
Broadcom, Inc.	180,911	75,517,679
NVIDIA Corp.	385,802	76,994,505
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(b)	237,249	93,964,839
Teradyne, Inc.	368,821	126,678,949
Total Semiconductors & Semiconductor Equipment		709,198,312

Software - 9.5%
BitMine Immersion Technologies, Inc.(a)	6,142,198	131,443,037
Circle Internet Group, Inc.*	2,740,801	249,083,995
Figma, Inc., Class A*(a)	1,754,068	31,047,004
Palantir Technologies, Inc., Class A*	1,459,885	203,084,602
Total Software		614,658,638
Total Common Stocks
(Cost $9,303,519,870)		6,307,326,213
PREFERRED STOCK–2.7%
Software - 2.7%
OpenAI Group PBC*(c) (Cost $174,999,812)	254,476	174,999,812

WARRANTS–0.1%

Entertainment - 0.1%
Brera Holdings PLC	4,316,257	2,028,641
Total Warrants
(Cost $–)		2,028,641
MONEY MARKET FUND–0.0%(d)
Goldman Sachs Financial Square Treasury Obligations Fund, 3.54%(e)
(Cost $2,443,616)	2,443,616	2,443,616
Total Investments–100.1%
(Cost $9,480,963,298)		6,486,798,282
Liabilities in Excess of Other Assets–(0.1)%		(4,331,368)
Net Assets–100.0%		$6,482,466,914

*	Non-income producing security
†	Affiliated security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $510,558,497; total market value of the collateral held by the fund was $487,389,689.The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $487,389,689.
(b)	American Depositary Receipt
(c)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(d)	Less than 0.05%
(e)	Rate shown represents annualized 7-day yield as of April 30, 2026.

Schedule of Investments (continued)
ARK Innovation ETF

April 30, 2026 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026(a)
Common Stocks — 15.5%
Biotechnology — 13.1%
Beam Therapeutics, Inc.
145,737,455	575,612,871	(609,259,717)	2,113,738	84,102,413	–	–	–	6,538,304	198,306,760
CRISPR Therapeutics AG
429,040,448	1,158,936,980	(1,241,282,732)	22,627,056	(46,475,495)	–	–	–	6,168,251	322,846,257
Intellia Therapeutics, Inc.
111,158,927	317,685,101	(316,172,069)	(18,474,841)	39,289,135	–	–	–	9,902,541	133,486,253
Twist Bioscience Corp.
137,016,861	440,573,074	(485,851,104)	(11,650,059)	117,627,939	–	–	–	3,382,664	197,716,711
Entertainment — 0.1%
Brera Holdings PLC
–	47,940,086	(20,430,814)	(4,104,586)	(20,188,347)	–	–	–	4,219,810	3,216,339
Health Care Equipment & Supplies — 0.0%
Cerus Corp. ^
14,913,051	52,520,000	(55,034,809)	(673,634)	51,450,709	(43,600,565)	–	–	9,642,735	19,574,752
Life Sciences Tools & Services — 2.3%
10X Genomics, Inc.
136,088,916	352,715,546	(406,052,235)	(137,784,561)	204,679,841	–	–	–	6,786,735	149,647,507
Pacific Biosciences of California, Inc. ^
33,052,192	80,028,134	(88,910,549)	(35,406,542)	338,991,815	(304,329,260)	–	–	14,733,201	23,425,790
Software — 0.0%
PagerDuty, Inc. ^
121,452,432	210,842,289	(277,897,780)	(186,598,801)	132,201,860	$–	–	–	–	–
$1,128,460,282	$3,236,854,081	$(3,500,891,809)	$(369,952,230)	$901,679,870	$(347,929,825)	$–	$–	36,998,305	$1,005,219,827

^	As of April 30, 2026, the company was no longer considered to be an affiliated security.
(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2026.

Schedule of Investments (continued)
ARK Innovation ETF

April 30, 2026 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2026, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$6,307,326,213	$–	$–	$6,307,326,213
Preferred Stock‡	–	–	174,999,812	174,999,812
Warrants	2,028,641	–	–	2,028,641
Money Market Fund	2,443,616	–	–	2,443,616
Total	$6,311,798,470	$–	$174,999,812	$6,486,798,282

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.